Supplement to the
Fidelity® Intermediate Bond Fund
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
IBF-SUSTK-1225-101 1.9911688.101	December 12, 2025